Other assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Assets
Other assets include the following:

Other assets include the following:

€ in thousand	As at December 31,
	2021	2020
R&D tax credit receivables	35,390	19,637
Advance payments	27,375	33,671
Tax receivables	6,145	5,468
Prepaid expenses	5,131	2,544
Contract costs	3,010	2,846
Consumables and supplies on stock	1,722	1,061
Miscellaneous current assets	23	158
Other non-financial assets	78,796	65,385

Deposits	11,339	11,358
Miscellaneous financial assets	183	560
Other financial assets	11,522	11,918
Other assets	90,318	77,303
Less non-current portion	(19,282)	(19,476)
Current portion	71,036	57,828